Third party reinsurance - Industry loss warranty contracts and Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) event	Dec. 31, 2019 USD ($)
Third party reinsurance
Reinsurance recoverable on paid losses	$ 51.5	$ 73.9
Reinsurance recoverable on unpaid losses	$ 456.1	$ 410.3
Industry loss warranty contract
Third party reinsurance
Number of loss events covered | event	1
Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $45.0 billion
Third party reinsurance
Limit	$ 10.0
Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $60.0 billion
Third party reinsurance
Limit	10.0
Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $40.0 billion
Third party reinsurance
Limit	10.0
Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $40.0 billion
Third party reinsurance
Limit	10.0
Industry loss warranty contract | United States excluding North East | All natural perils
Third party reinsurance
Limit	$ 5.0
Excess of loss reinsurance coverage
Third party reinsurance
Cost coverage of original insurance premium (as a percent)	100.00%
Excess of loss reinsurance coverage | United States excluding North East | All natural perils
Third party reinsurance
Trigger	$ 40,000.0
Minimum | Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $45.0 billion
Third party reinsurance
Trigger	10,000.0
Minimum | Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $60.0 billion
Third party reinsurance
Trigger	10,000.0
Minimum | Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $40.0 billion
Third party reinsurance
Trigger	10,000.0
Minimum | Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $40.0 billion
Third party reinsurance
Trigger	10,000.0
Maximum | Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $45.0 billion
Third party reinsurance
Trigger	45,000.0
Maximum | Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $60.0 billion
Third party reinsurance
Trigger	60,000.0
Maximum | Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $40.0 billion
Third party reinsurance
Trigger	40,000.0
Maximum | Industry loss warranty contract | U.S. | Windstorm and earthquake | $10.0 billion excess of $40.0 billion
Third party reinsurance
Trigger	40,000.0
Global A&H
Third party reinsurance
Retention amount	1.5
Aviation & Space
Third party reinsurance
Retention amount	150.0
Reinsurance protection in excess of retention	$ 2,000.0
Quota share treaty, percentage	12.50%
Reinsurance recoverable on paid losses	$ 26.5
Aviation & Space | Minimum
Third party reinsurance
Reinsurance recoverable on unpaid losses	400.0
Aviation & Space | Maximum
Third party reinsurance
Reinsurance recoverable on unpaid losses	800.0
U.S. Specialty
Third party reinsurance
Retention amount	1.7
Reinsurance protection in excess of retention	$ 30.0